GOODWILL AND BUSINESS ACQUISITIONS - Schedule of Identifiable Assets and Liabilities Assumed (Details) - USD ($) $ in Thousands	Oct. 13, 2021	Oct. 01, 2021	Mar. 10, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities [Abstract]
Goodwill				$ 0	$ 68,421	$ 156
Vindara Inc. [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets [Abstract]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Prepaid Expense and Other Assets			$ 59
Total assets acquired			11,009
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities [Abstract]
Accounts payable, accruals and other liabilities			50
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Accrued Salary And Benefits			22
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities			2,775
Total liabilities assumed			2,847
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net, Total			8,162
Business Combination, Consideration Transferred, Net of Cash Acquired			22,592
Goodwill			14,430	$ 14,430	$ 14,430
&ever GmBH
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets [Abstract]
Right-of-use assets, net		$ 5,552
Other assets		1,448
Fixed assets		8,711
Intangible assets		61,100
Total assets acquired		86,569
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities [Abstract]
Accounts payable, accruals and other liabilities		3,140
Lease liabilities		5,941
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities		6,837
Total liabilities assumed		15,918
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net, Total		70,651
Business Combination, Consideration Transferred, Net of Cash Acquired		118,633
Goodwill		47,982
&ever GmBH | Smart Soil Technologies GmbH
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets [Abstract]
Equity investment		1,394
&ever GmBH | &ever Middle East Holding Ltd
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets [Abstract]
Equity investment		$ 8,364
&ever Middle East Holding Ltd
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets [Abstract]
Fixed assets	$ 9,810
Accounts receivable, prepaids, and inventory	359
Intangible assets	1,050
Total assets acquired	11,219
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities [Abstract]
Accounts payable, accruals and other liabilities	284
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities	166
Total liabilities assumed	450
LESS: PREVIOUS NON-CONTROLLING INTEREST IN CONSOLIDATED SUBSIDIARY	(8,364)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net, Total	2,405
Business Combination, Consideration Transferred, Net of Cash Acquired	8,258
Goodwill	$ 5,853
Licensing Agreements [Member] | Vindara Inc. [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets [Abstract]
Intangible assets			1,700
Intellectual Property [Member] | Vindara Inc. [Member]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets [Abstract]
Intangible assets			$ 9,250